Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Number of stock options	4,283,335	5,971,668	6,217,334
Weighted average exercise price	$ 0.76	$ 0.79	$ 1.24
Average remaining contractual life (years) | yr	2.23
Range 1 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.50
Number of stock options	741,667
Weighted average exercise price	$ 0.50
Average remaining contractual life (years) | yr	2.61
Range 2 [Member]
Statement [Line Items]
Number of stock options	1,300,000
Weighted average exercise price	$ 0.61
Average remaining contractual life (years) | yr	0.65
Range 2 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.60
Range 2 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.67
Range 3 [Member]
Statement [Line Items]
Number of stock options	658,334
Weighted average exercise price	$ 0.88
Average remaining contractual life (years) | yr	1.54
Range 3 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.80
Range 3 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	0.88
Range 4 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.96
Number of stock options	1,583,334
Weighted average exercise price	$ 0.96
Average remaining contractual life (years) | yr	3.62